Document And Entity Information	Apr. 29, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2020
Entity Registrant Name	Primerica, Inc.
Entity Central Index Key	0001475922
Entity Emerging Growth Company	false
Entity File Number	001-34680
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-1204330
Entity Address, Address Line One	1 Primerica Parkway
Entity Address, City or Town	Duluth
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30099
City Area Code	770
Local Phone Number	381-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol	PRI
Name of each exchange on which registered	NYSE